PROPERTY AND EQUIPMENT, NET - Property and equipment, held under finance leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 30,354,073		¥ 21,186,841
Less: Accumulated depreciation	(9,226,809)		(7,895,831)
Property plant and equipment net excluding construction in progress	21,127,264		13,291,010
Construction-in-progress	2,251,455		4,529,065
Impairment	(603,140)		(603,440)
Property and equipment, net	22,775,579	$ 3,256,864	17,216,635
Property
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	6,628,488		4,261,678
Leasehold improvements, renovation and decoration
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	7,018,376		6,040,445
Data center equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	16,599,217		10,777,790
Office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	104,092		102,991
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 3,900		¥ 3,937